Document And Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Oct. 23, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	American Sierra Gold Corp.
Document Type	S-4
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding		6,391,740
Entity Public Float		$ 958,761
Amendment Flag	false
Entity Central Index Key	0001415432
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY